Annual Total Returns- DWS Multi-Asset Moderate Allocation Fund (Class T) [BarChart] - Class T - DWS Multi-Asset Moderate Allocation Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.57%)	13.13%	19.79%	4.68%	(1.21%)	2.56%	13.70%	(7.56%)	19.64%	8.21%